Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income (loss)	$ 51,766,000	$ (11,653,000)	$ 36,086,000
Unrealized gains on debt securities available-for-sale:
Unrealized gain (loss) on debt securities available for sale	26,504,000	55,994,000	29,637,000
Reclassification adjustment for (loss) gain included in net income	209,000	(25,871,000)	(7,794,000)
Accretion of unrealized gain (loss) on debt securities reclassified as held to maturity	2,000	3,000	(10,000)
Total other comprehensive (loss) income, available-for-sale securities and held-to-maturity adjustments, net of tax	26,715,000	30,126,000	21,833,000
Derivatives, net of tax:
Unrealized gain (loss) on swap contracts accounted for as cash flow hedges	(3,273,000)	1,779,000	(918,000)
Total derivative, net of tax	(3,273,000)	1,779,000	(918,000)
Employee benefit plans, net of tax:
Amortization of prior service cost included in net income	(102,000)	(71,000)	(40,000)
Reclassification adjustment of actuarial net (loss) included in net income	66,000	(963,000)	(558,000)
Change in funded status of retirement obligations	10,990,000	17,496,000	244,000
Total employee benefit plans, net of tax	10,954,000	16,462,000	(354,000)
Other comprehensive income, before tax	48,589,000	67,014,000	28,554,000
Income tax (benefit) expense related to post-retirement benefits adjustment	(26,000)	378,000	218,000
Total other comprehensive income (loss)	34,396,000	48,367,000	20,561,000
Comprehensive income	86,162,000	36,714,000	56,647,000
Northfield Bancorp, Inc. [Member]
Net income (loss)	796,000	29,945,000	37,669,000
Unrealized gains on debt securities available-for-sale:
Unrealized gain (loss) on debt securities available for sale	22,875,000	16,055,000	22,396,000
Reclassification adjustment for (loss) gain included in net income	0	6,000	17,000
Net unrealized gains	22,875,000	16,061,000	22,413,000
Post-retirement benefits adjustment	81,000	(13,000)	(344,000)
Employee benefit plans, net of tax:
Other comprehensive income, before tax	22,956,000	16,048,000	22,069,000
Income tax benefit related to reclassification adjustment for losses included in net income	0	(2,000)	(5,000)
Income tax expense related to net unrealized holding gains on debt securities available-for-sale	(6,856,000)	(4,490,000)	(6,269,000)
Income tax (benefit) expense related to post-retirement benefits adjustment	(24,000)	4,000	94,000
Total other comprehensive income (loss)	16,076,000	11,560,000	15,889,000
Comprehensive income	$ 16,872,000	$ 41,505,000	$ 53,558,000